Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Delinquent Participant Contributions

10. Delinquent Participant Contributions

During 2025 and 2024, employee withholdings of $10,816 and $891, respectively, were not remitted within the appropriate time period by Covista. Covista remitted delinquent contributions and loan repayments of $396 and the related lost earnings in 2026 and $11,311 and the related lost earnings during 2025. These transactions constituted prohibited transactions as defined by ERISA.